Nature and Description of the Company - Summary of Nature and Description of the Company (Details)	12 Months Ended
Dec. 31, 2025
CANADA | Parent [member] | Enerflex Ltd [Member]
Disclosure of subsidiaries [line items]
Name	Enerflex Ltd.
AUSTRALIA | Subsidiaries [member] | Enerflex Energy Systems Australia PTY Ltd [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Australia
Ownership	100.00%
Name of subsidiary	Enerflex Energy Systems (Australia) PTY Ltd.
AUSTRALIA | Subsidiaries [member] | Enerflex Australasia Holdings PTY Ltd [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Australia
Ownership	100.00%
Name of subsidiary	Enerflex Australasia Holdings Pty Ltd.
NETHERLANDS | Subsidiaries [member] | Cooperatief Enerflex U.A. [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Netherlands
Ownership	100.00%
Name of subsidiary	Coöperatief Enerflex U.A.
NETHERLANDS | Subsidiaries [member] | Enerflex Holding Company NL BV [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Netherlands
Ownership	100.00%
Name of subsidiary	Enerflex Holding Company NL B.V.
BARBADOS | Subsidiaries [member] | Enerflex Middle East Ltd. [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Barbados
Ownership	100.00%
Name of subsidiary	Enerflex Middle East Ltd.
UNITED KINGDOM | Subsidiaries [member] | Exterran Services (UK) Ltd [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	United Kingdom
Ownership	100.00%
Name of subsidiary	Exterran Services (UK) Ltd.
OMAN | Subsidiaries [member] | Exterran Middle East LLC [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Oman
Ownership	100.00%
Name of subsidiary	Exterran Middle East LLC
UNITED STATES | Subsidiaries [member] | Enerflex Inc. [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, USA
Ownership	100.00%
Name of subsidiary	Enerflex Inc.
UNITED STATES | Subsidiaries [member] | Enerflex Energy Systems Inc. (Delaware) [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, USA
Ownership	100.00%
Name of subsidiary	Enerflex Energy Systems Inc. (Delaware)
Reporting Segment [Member] | CANADA | Parent [member] | Enerflex Ltd [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Canada
Ownership	Public Shareholders
Reporting Segment	North America
Reporting Segment [Member] | AUSTRALIA | Subsidiaries [member] | Enerflex Energy Systems Australia PTY Ltd [Member]
Disclosure of subsidiaries [line items]
Reporting Segment	Eastern Hemisphere
Reporting Segment [Member] | AUSTRALIA | Subsidiaries [member] | Enerflex Australasia Holdings PTY Ltd [Member]
Disclosure of subsidiaries [line items]
Reporting Segment	Eastern Hemisphere
Reporting Segment [Member] | NETHERLANDS | Subsidiaries [member] | Cooperatief Enerflex U.A. [Member]
Disclosure of subsidiaries [line items]
Reporting Segment	Eastern Hemisphere
Reporting Segment [Member] | NETHERLANDS | Subsidiaries [member] | Enerflex Holding Company NL BV [Member]
Disclosure of subsidiaries [line items]
Reporting Segment	Eastern Hemisphere
Reporting Segment [Member] | BARBADOS | Subsidiaries [member] | Enerflex Middle East Ltd. [Member]
Disclosure of subsidiaries [line items]
Reporting Segment	Eastern Hemisphere
Reporting Segment [Member] | UNITED KINGDOM | Subsidiaries [member] | Exterran Services (UK) Ltd [Member]
Disclosure of subsidiaries [line items]
Reporting Segment	Eastern Hemisphere
Reporting Segment [Member] | OMAN | Subsidiaries [member] | Exterran Middle East LLC [Member]
Disclosure of subsidiaries [line items]
Reporting Segment	Eastern Hemisphere
Reporting Segment [Member] | UNITED STATES | Subsidiaries [member] | Enerflex Inc. [Member]
Disclosure of subsidiaries [line items]
Reporting Segment	North America
Reporting Segment [Member] | UNITED STATES | Subsidiaries [member] | Enerflex Energy Systems Inc. (Delaware) [Member]
Disclosure of subsidiaries [line items]
Reporting Segment	North America